Investments Securities (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Oct. 17, 2014
Securities Pledged For Repurchase Agreements [Line Items]
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 23,800,000	$ 23,800,000	$ 20,700,000		$ 14,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities						31,738,000
Proceeds from Sale of Trading Securities Held-for-investment	31,700,000
Gain (Loss) on Sale of Securities, Net	228,000	(228,000)	0	0
Pledged Assets Separately Reported, Securities Pledged as Collateral, at Fair Value					7,200,000
NBRS Acquisition [Member]
Securities Pledged For Repurchase Agreements [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	$ 31,700,000	$ 31,700,000				$ 31,700,000